Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss		$ 12,740	$ 9,670
Interest carryforwards		15,919	15,206
Investment in partnerships		91,302	120,706
Other		748	132
Total deferred tax assets	$ 31,300	120,709	145,714
Valuation Allowance		(118,734)	(145,668)	$ (1,828)
Total deferred tax assets net of valuation allowance		1,975	46
Other		122	46
Total Deferred Tax Liabilities		122	46
Net Deferred Tax Asset / Liabilities		$ 1,853	$ 0